Equity affiliates, other investments and related parties - Other associates and joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity affiliates
Non current assets	$ 186,453	$ 188,029	$ 176,963
Current assets	79,679	85,265	79,799
TOTAL ASSETS	266,132	273,294	256,762
Shareholder's equity	106,085	119,305	118,114	$ 114,037
Non current liabilities	95,371	83,745	76,414
Current liabilities	64,676	70,244	62,234
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	266,132	273,294	256,762
Revenues from sales	119,704	176,249	184,106
NET INCOME	(7,336)	11,438	11,550
Share of Other Comprehensive Income, net amount	(1,831)	408	(540)
Equity value	22,847	23,123	18,689
Profit/(loss)	452	3,406	3,170
Associates
Equity affiliates
Non current assets	5,454	5,435	4,512
Current assets	1,299	1,357	1,263
TOTAL ASSETS	6,753	6,792	5,775
Shareholder's equity	1,183	1,405	1,438
Non current liabilities	4,881	4,412	3,254
Current liabilities	689	975	1,083
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	6,753	6,792	5,775
Revenues from sales	2,154	2,190	2,542
NET INCOME	478	383	380
Share of Other Comprehensive Income, net amount	(29)	(46)	(16)
Equity value	2,049	2,187	2,235
Profit/(loss)	452	372	380
Dividends paid to the Group	409	362	416
Joint ventures
Equity affiliates
Non current assets	7,002	4,287	2,487
Current assets	1,671	1,276	752
TOTAL ASSETS	8,673	5,563	3,239
Shareholder's equity	1,963	1,437	1,108
Non current liabilities	5,469	3,091	1,585
Current liabilities	1,241	1,035	546
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	8,673	5,563	3,239
Revenues from sales	3,116	3,535	11,914
NET INCOME	202	288	281
Share of Other Comprehensive Income, net amount	(130)	(4)	(52)
Equity value	3,779	2,119	1,188
Profit/(loss)	265	741	272
Dividends paid to the Group	$ 59	$ 50	$ 49